Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Compensation Expense for Share-Based Payment Arrangements and Associated Tax Impacts

Total compensation expense for share-based payment arrangements and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2011	2010	2009
Stock Options	$34.1	$27.6	$27.9
Stock and Stock Unit Awards	36.2	25.1	19.7
Performance Stock Units	—	—	(22.2)

Total Share-Based Compensation Expense	$70.3	$52.7	$25.4
Tax Benefits Recognized	$26.5	$19.3	$9.3

Weighted-average Assumptions Used for Options Granted

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2011	2010	2009
Expected Term (in Years)	7.7	7.4	6.8
Dividend Yield	4.56%	4.38%	3.51%
Expected Volatility	43.2	41.5	40.7
Risk Free Interest Rate	2.94	2.64	2.46

Information Pertaining to Stock Options Granted, Vested, and Exercised

The following table provides information about stock options granted, vested, and exercised in the years ended December 31.

(In Millions, Except Per Share Information)	2011	2010	2009
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$15.26	$14.45	$16.94
Grant-Date Fair Value of Stock Options Vested	27.9	26.7	18.4
Stock Options Exercised:
Intrinsic Value as of Exercise Date	1.5	5.0	11.3
Cash Received	5.4	16.9	38.9
Tax Deduction Benefits Realized	.5	1.7	3.6

Status of Stock Options Under Plan and 1992 Plan

A summary of the status of stock options under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2010	16,407,354	$53.78
Granted	2,380,933	51.73
Exercised	(149,385)	38.66
Forfeited, Expired or Cancelled	(1,637,487)	66.65

Options Outstanding, December 31, 2011	17,001,415	$52.39	5.0	$9.1

Options Exercisable, December 31, 2011	11,653,068	$51.80	3.5	$9.0

Status of Outstanding Stock and Stock Unit Awards under Plan and 1992 Plan

A summary of the status of outstanding stock and stock unit awards under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2010	2,144,510	$118.8
Granted	995,176
Distributed	(179,812)
Forfeited	(45,309)

Stock and Stock Unit Awards Outstanding, December 31, 2011	2,914,565	$115.6

Units Convertible, December 31, 2011	105,498	$4.2

Unvested Options
Changes in Nonvested Stock

The following is a summary of changes in nonvested stock options for the year ended December 31, 2011.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2010	4,735,065	$15.89
Granted	2,380,933	15.26
Vested	(1,713,989)	16.30
Forfeited or Cancelled	(53,662)	15.43

Nonvested at December 31, 2011	5,348,347	$15.48

Stock and Stock Unit Awards
Changes in Nonvested Stock

The following is a summary of nonvested stock and stock unit awards at December 31, 2011, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2010	2,038,244	$54.41	2.7
Granted	995,176	50.79
Vested	(179,044)	66.81
Forfeited	(45,309)	54.99

Nonvested at December 31, 2011	2,809,067	$52.33	2.4